Financial Risk Management - Net Borrowing-to-Equity Ratio (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Total borrowings	₩ 20,497,607	₩ 20,441,613
Less: Cash and cash equivalents	4,754,644	3,514,872
Net borrowings	15,742,963	16,926,741
Total equity	₩ 47,603,523	₩ 47,763,298	₩ 46,672,614	₩ 47,110,638
Net borrowings-to-equity ratio	33.02%	35.42%